31. Investments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	$ 5,499
Investments	15
Transfer to assets held for sale	(65)
Restructuring, capital decrease and others	(198)
Results in equity-accounted investments	(659)	$ 153	$ 523
CTA	(803)
OCI	(289)
Dividends	(227)
Ending balance	3,273	5,499
Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	4,302
Investments	8
Transfer to assets held for sale
Restructuring, capital decrease and others	(196)
Results in equity-accounted investments	(568)
CTA	(667)
OCI	(292)
Dividends	(132)
Ending balance	2,455	4,302
Other joint ventures [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	156
Investments	7
Transfer to assets held for sale	(65)
Restructuring, capital decrease and others	(5)
Results in equity-accounted investments	20
CTA	(39)
OCI
Dividends	(7)
Ending balance	67	156
Nova Transportadora do Sudeste [member] | Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	239
Investments
Transfer to assets held for sale
Restructuring, capital decrease and others	(12)
Results in equity-accounted investments	49
CTA	(54)
OCI
Dividends	(46)
Ending balance	176	239
Transpotadora Associada de Gas S A [Member] | Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	283
Investments
Transfer to assets held for sale
Restructuring, capital decrease and others	(202)
Results in equity-accounted investments	19
CTA	(82)
OCI	(18)
Dividends
Ending balance		283
Other Associates [member] | Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	3,780
Investments	8
Transfer to assets held for sale
Restructuring, capital decrease and others	18
Results in equity-accounted investments	(636)
CTA	(531)
OCI	(274)
Dividends	(86)
Ending balance	2,279	3,780
Other investments [member] | Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	5
Investments
Transfer to assets held for sale
Restructuring, capital decrease and others
CTA	(3)
OCI	3
Dividends
Ending balance	5	5
Joint ventures [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	1,192
Investments	7
Transfer to assets held for sale	(65)
Restructuring, capital decrease and others	(2)
Results in equity-accounted investments	(91)
CTA	(133)
OCI
Dividends	(95)
Ending balance	813	1,192
Joint ventures [member] | MP Gulf of Mexico, LLC [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	577
Investments
Transfer to assets held for sale
Restructuring, capital decrease and others	3
Results in equity-accounted investments	(179)
CTA
OCI
Dividends	(35)
Ending balance	366	577
Joint ventures [member] | Distribuidoras Estaduais de Gas Natural/Gaspetro [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	380
Investments
Transfer to assets held for sale
Restructuring, capital decrease and others
Results in equity-accounted investments	58
CTA	(87)
OCI
Dividends	(53)
Ending balance	298	380
Joint ventures [member] | Compania Mega SA [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Beginning balance	79
Investments
Transfer to assets held for sale
Restructuring, capital decrease and others
Results in equity-accounted investments	10
CTA	(7)
OCI
Dividends
Ending balance	$ 82	$ 79